RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Expenditures incurred on behalf of the company	$ 367,077	$ 338,837	$ 57,102
Amounts payable and accrued liabilities to related parties	$ 30,556	32,979
Number of shares held	89,240
Purchase of exploration equipment	$ 11,000
P2 Gold Inc
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of services under CFO shared-services agreement	$ 64,236	$ 67,072	$ 69,806
URZ3 Energy Corp.
RELATED PARTY TRANSACTIONS AND BALANCES
Number of shares held	89,240	89,240	89,240